Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
24)         Quarterly Financial Data (Unaudited)

Unaudited condensed financial data by quarter for the years ended December 31, 2015 and 2014 is as follows (dollars, except per share data, in thousands):

	Quarter ended
Year Ended December 31, 2015	March 31, 2015	June 30, 2015	Sept. 30, 2015	Dec. 31, 2015
Interest Income	$6,949	$7,066	$6,908	$6,983
Interest Expense	1,173	1,068	1,001	957
Net Interest Income	5,776	5,998	5,907	6,026
Provision For Loan Losses	100	—	(200)	100
Net Interest Income After Provision For Loan Losses	5,676	5,998	6,107	5,926
Non-interest Income	2,651	1,387	1,369	1,600
Non-interest Expense	6,255	5,335	5,130	5,811
Income Before Income Tax	2,072	2,050	2,346	1,715
Provision For Income taxes	567	527	601	371
Net Income	1,505	1,523	1,745	1,344
Preferred Stock Dividends	110	110	110	110
Net Income Available To Common Shareholders	$1,395	$1,413	$1,635	$1,234
Basic Net Income Per Common Share	$0.47	$0.48	$0.56	$0.42
Diluted Net Income Per Common Share	$0.45	$0.46	$0.53	$0.40
Basic Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001	2,944,001
Diluted Weighted Average Shares Outstanding	3,248,230	3,248,249	3,248,361	3,248,415
(24)         Quarterly Financial Data (Unaudited), Continued

	Quarter ended
Year Ended December 31, 2014	March 31, 2014	June 30, 2014	Sept. 30, 2014	Dec. 31, 2014
Interest Income	$7,193	$7,637	$7,389	$7,263
Interest Expense	1,550	1,507	1,385	1,370
Net Interest Income	5,643	6,130	6,004	5,893
Provision For Loan Losses	100	100	—	250
Net Interest Income After Provision For Loan Losses	5,543	6,030	6,004	5,643
Non-interest Income	1,536	1,332	1,486	1,808
Non-interest Expense	5,326	5,317	5,023	5,602
Income Before Income Tax	1,753	2,045	2,467	1,849
Provision For Income taxes	451	568	756	528
Net Income	1,302	1,477	1,711	1,321
Preferred Stock Dividends	110	110	110	110
Net Income Available To Common Shareholders	$1,192	$1,367	$1,601	$1,211
Basic Net Income Per Common Share	$0.41	$0.46	$0.54	$0.41
Diluted Net Income Per Common Share	$0.39	$0.44	$0.52	$0.40
Basic Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001	2,944,001
Diluted Weighted Average Shares Outstanding	3,248,201	3,248,201	3,248,201	3,248,201